Income Taxes - Schedule of Uncertain Tax Positions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Unrecognized tax exposure at beginning of year	$ 25,258	$ 28,188	$ 16,810
Increases as a result of positions taken in prior period	769	382	1,689
Decreases as a result of positions taken in prior period	(5,025)	(7,913)	(128)
Increases as a result of positions taken in current period	5,919	4,601	9,817
Unrecognized tax exposure at end of year	$ 26,921	$ 25,258	$ 28,188